LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

5.   LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group's leases:

As at December 31, 2019
(HK$ in thousands)

Operating lease right-of-use assets	161,617
Operating lease liabilities	172,466

The following table presents operating lease cost reported in the consolidated statements of comprehensive (loss)/income related to the Group's leases:

Year ended
December 31, 2019
(HK$ in thousands)

Operating lease cost	64,756

The following table reconciles the undiscounted cash flows of the Group's leases as of December 31, 2019 to the present value of its operating lease payments:

December 31, 2019
(HK$ in thousands)

2020	56,714
2021	46,968
2022	44,354
2023	40,346
Thereafter	—
Total undiscounted operating lease payments	188,382
Less: imputed interest	(15,916)
Present value of operating lease liabilities	172,466

The Group's minimum annual lease commitments as of December 31, 2018, in accordance with ASC Topic 840, were as follows:

December 31, 2018
(HK$ in thousands)

2019	54,417
2020	56,705
2021	42,090
2022	46,232
2023	42,701
Thereafter	—
242,145